Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005514 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000005514 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000005514 | T. Rowe Price European Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000005514 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000005514 | T. Rowe Price New Asia Fund
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005514 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005514 | T. Rowe Price International Discovery Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005514 | T. Rowe Price Japan Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005514 | T. Rowe Price Emerging Markets Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005514 | T. Rowe Price Latin America Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005514 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227149 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000227149 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000227149 | T. Rowe Price European Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000227149 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000227149 | T. Rowe Price New Asia Fund
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000227149 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227149 | T. Rowe Price International Discovery Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227149 | T. Rowe Price Japan Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227149 | T. Rowe Price Emerging Markets Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227149 | T. Rowe Price Latin America Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227149 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%